SUBSEQUENT EVENTS	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
SUBSEQUENT EVENTS

(14)   Subsequent Events

On January 29, 2021, the Business Combination and Merger was completed. The transaction provided the Company approximately $475.0 million of unrestricted cash, including $375.0 million in gross proceeds from the fully committed common stock PIPE.

In connection with the transaction:

•

Each share of Preferred Stock that was then issued and outstanding was automatically converted into AppHarvest Common Stock, such that each converted share of Preferred Stock was no longer outstanding and ceased to exist.

•

Novus assumed the Convertible Note, and the outstanding principal and unpaid accrued interest due was converted into an aggregate 3,242,336 shares of Novus’ common stock, such that the Convertible Note was no longer outstanding and ceased to exist.

•

Each share of AppHarvest Common Stock, including the AppHarvest Common stock issued upon conversion by the AppHarvest Preferred stockholders, was converted into and exchanged for 2.1504 shares (the “Exchange Ratio”) of Novus’ common stock.

•

Each option to purchase AppHarvest Common Stock that was outstanding, whether vested or unvested, was converted into an option to purchase a number of shares of Novus Common Stock equal to the product (rounded down to the nearest whole number) of (i) the number of shares of AppHarvest Common Stock subject to such AppHarvest option and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such AppHarvest option, divided by (B) the Exchange Ratio.

•

Each restricted stock unit awarded by AppHarvest that was outstanding, whether vested or unvested, was converted into an award of restricted stock units to acquire a number shares of Novus Common Stock equal to the product (rounded down to the nearest whole number) of (1) the number of shares of AppHarvest Common Stock subject to the AppHarvest restricted stock unit award and (2) the Exchange Ratio.

•	As further discussed within Note 8(a) to these consolidated financial statements, on March 1, 2021, the Company closed on the Membership Interest Purchase and Sale Agreement with Equilibrium.

Novus Capital Corp [Member]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

The Company’s stockholders approved the Proposed Transactions on January 29, 2021.